Basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (16,579)	$ (29,811)
Less: recovery of fair value of liability classified awards	0	(153)
Diluted loss available to common shareholders	$ (16,579)	$ (29,964)
Weighted average number of common shares for basic loss per share	35,148,303	33,192,480
Plus: incremental shares from assumed exercise	0	35,444
Weighted average number of common shares for for diluted loss per share	35,148,303	33,227,924
Loss per share – basic and diluted	$ (0.47)	$ (0.90)